Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of the Company’s goodwill during the six months ended June 30, 2026 were as follows:

(U.S. $ in thousands)
Goodwill as of January 1, 2026	$101,599
Measurement period adjustments	(659)
Currency translation adjustments	(316)
Goodwill as of June 30, 2026	$100,624

Schedule of other intangible assets
Other intangible assets consisted of the following:

	June 30, 2026			December 31, 2025
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)			(U.S. $ in thousands)
Developed technology	$406,388	$(345,555)	$60,833	$406,606	$(336,621)	$69,985
Patents	31,260	(15,000)	16,260	30,028	(13,717)	16,311
Trademarks and trade names	22,366	(19,537)	2,829	22,406	(19,062)	3,344
Customer relationships	102,912	(97,341)	5,571	103,084	(96,882)	6,202
	$562,926	$(477,433)	$85,493	$562,124	$(466,282)	$95,842

Schedule of estimated amortization expense relating to intangible assets
As of June 30, 2026, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated Amortization Expenses
(U.S. $ in thousands)
Remaining 6 months of 2026	$11,393
2027	21,888
2028	17,683
2029	11,933
2030	11,300
2031 and thereafter	11,296
Total	$85,493